New standards, amendments and interpretations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impacts on Consolidated Balance Sheet

The impacts on the consolidated balance sheet as of January 1, 2016 are set forth below:

	January 1, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,676	—	2,676
Deferred tax assets	4,714	1	4,715

Non-current assets	71,641	1	71,642

Inventories	6,516	1	6,517

Current assets	24,928	1	24,929

Total assets	102,321	2	102,323

Equity attributable to equity holders of Sanofi	58,049	(2)	58,047

Total equity	58,210	(2)	58,208

Other current liabilities	9,442	4	9,446

Current liabilities	16,825	4	16,829

Total equity and liabilities	102,321	2	102,323

The impacts on the consolidated balance sheet as of December 31, 2016 are set forth below:

	December 31, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,890	2	2,892
Deferred tax assets	4,669	1	4,670

Non-current assets	71,564	3	71,567

Inventories	6,892	4	6,896

Current assets	26,687	4	26,691

Total assets	104,672	7	104,679

Equity attributable to equity holders of Sanofi	57,554	(2)	57,552

Total equity	57,724	(2)	57,722

Other current liabilities	10,175	9	10,184

Current liabilities	16,434	9	16,443

Total equity and liabilities	104,672	7	104,679

The impacts on the consolidated balance sheet as of December 31, 2017 are set forth below:

	December 31, 2017
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Investments accounted for using the equity method	2,863	(16)	2,847
Deferred tax assets	4,290	1	4,291

Non-current assets	73,440	(15)	73,425

Inventories	6,816	2	6,818

Current assets	26,352	2	26,354

Total assets	99,826	(13)	99,813

Equity attributable to equity holders of Sanofi	58,089	(19)	58,070

Total equity	58,258	(19)	58,239

Other current liabilities	9,206	6	9,212

Current liabilities	15,457	6	15,463

Total equity and liabilities	99,826	(13)	99,813

Summary of Impacts on Consolidated Income Statement

The impacts on the consolidated income statement for the year ended December 31, 2016 are set forth below:

	December 31, 2016
(€ million)	Published	Impact of IFRS 15	Including impact of IFRS 15
Net sales	33,821	(12)	33,809

Cost of sales	(10,702)	1	(10,701)

Gross profit	24,006	(11)	23,995

Selling and general expenses	(9,486)	8	(9,478)

Operating income	6,534	(3)	6,531

Income before tax and investments accounted for using the equity method	5,678	(3)	5,675

Income tax expense	(1,326)	1	(1,325)
Share of profit/(loss) from investments accounted for using the equity method	134	2	136

Net income excluding the exchanged/held-for-exchange Animal Health business	4,486	—	4,486

Net income	4,800	—	4,800

Net income attributable to equity holders of Sanofi	4,709	—	4,709

Basic earnings per share (in euros)	3.66		3.66

The impacts on the consolidated income statement for the year ended December 31, 2017 are set forth below:

(€ million)	December 31, 2017
	Published	Impact of IFRS 15	Including impact of IFRS 15
Net sales	35,055	17	35,072

Cost of sales	(11,611)	(2)	(11,613)

Gross profit	24,593	15	24,608

Selling and general expenses	(10,058)	(14)	(10,072)

Operating income	5,803	1	5,804

Income before tax and investments accounted for using the equity method	5,530	1	5,531

Income tax expense	(1,722)	—	(1,722)
Share of profit/(loss) from investments accounted for using the equity method	104	(19)	85

Net income excluding the exchanged/held-for-exchange Animal Health business	3,912	(18)	3,894

Net income	8,555	(18)	8,537

Net income attributable to equity holders of Sanofi	8,434	(18)	8,416

Basic earnings per share (in euros)	6.71		6.70

Summary of Reclassification and Impacts of Financial Assets

The table below sets forth reclassifications of non-current financial assets and of assets recognized through other comprehensive income:

			IAS 39 Categories (December 31, 2017)
			Available-for-sale financial assets				Financial assets recognized under the fair value option	Other comprehensive income
	(€ million)		Quoted equity investments	Unquoted equity investments	Contingent consideration receivable	Assets held to meet obligations under post-employment benefit plans	Assets held to meet obligations under deferred compensation plans
		Total	2,182				350	852
			1,560	123	292	207	350	852
IFRS 9 categories (January 1, 2018)	Quoted equity investments	1,327	1,327
	Unquoted equity investments	62		62

	Total – Equity instruments at fair value through OCI – non-reclassifiable	1,389	1,327	62

	Debt instruments	199	199

	Total – Debt instruments at fair value through OCI – reclassifiable	199	199

	Equity instruments	44	34	10
	Debt instruments	51		51
	Contingent consideration receivable(a)	292			292
	Assets held to meet obligations under post-employment benefit plans	198				198
	Assets held to meet obligations under deferred compensation plans	359				9	350

	Total – Other financial assets at fair value through profit or loss	944	34	61	292	207	350

	Additional paid-in capital and retained earnings	852						852